Schedule of Investments (unaudited)
December 31, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Boeing Co. (The)(a)	111,215	$ 24,147,001
General Dynamics Corp.	43,744	14,726,855
Lockheed Martin Corp.	25,765	12,461,757
Northrop Grumman Corp.	23,473	13,384,539
RTX Corp.	231,594	42,474,340
TransDigm Group, Inc.	7,895	10,499,166
		117,693,658
Air Freight & Logistics — 0.7%
FedEx Corp.	37,100	10,716,706
United Parcel Service, Inc., Class B	127,054	12,602,486
		23,319,192
Automobiles — 0.4%
General Motors Co.	161,483	13,131,798
Banks — 9.3%
Bank of America Corp.	1,059,603	58,278,165
Citigroup, Inc.	252,366	29,448,589
JPMorgan Chase & Co.	470,253	151,524,922
PNC Financial Services Group, Inc. (The)	68,399	14,276,923
Truist Financial Corp.	223,305	10,988,839
U.S. Bancorp	270,360	14,426,410
Wells Fargo & Co.	544,157	50,715,432
		329,659,280
Beverages — 1.7%
Coca-Cola Co. (The)	344,244	24,066,098
Keurig Dr. Pepper, Inc.	223,537	6,261,271
PepsiCo, Inc.	204,724	29,381,989
		59,709,358
Biotechnology — 1.2%
Amgen, Inc.	24,356	7,971,962
Gilead Sciences, Inc.	157,544	19,336,951
Regeneron Pharmaceuticals, Inc.	17,567	13,559,440
		40,868,353
Broadline Retail — 3.0%
Amazon.com, Inc.(a)	456,520	105,373,946
Building Products — 0.6%
Carrier Global Corp.	135,905	7,181,220
Johnson Controls International PLC	114,279	13,684,910
		20,866,130
Capital Markets — 6.0%
BlackRock, Inc.(b)	26,408	28,265,539
Brookfield Asset Management Ltd., Class A	43,379	2,272,626
Charles Schwab Corp. (The)	269,612	26,936,935
CME Group, Inc., Class A	62,254	17,000,322
Goldman Sachs Group, Inc. (The)	48,128	42,304,512
Interactive Brokers Group, Inc., Class A	70,020	4,502,986
Intercontinental Exchange, Inc.	98,753	15,994,036
KKR & Co., Inc., Class A	88,127	11,234,430
Morgan Stanley	199,365	35,393,269
S&P Global, Inc.	52,477	27,423,955
		211,328,610
Chemicals — 1.6%
Air Products & Chemicals, Inc.	38,455	9,499,154
Ecolab, Inc.	32,608	8,560,252
Linde PLC	81,288	34,660,391
Sherwin-Williams Co. (The)	3,794	1,229,370
Solstice Advanced Materials, Inc.(a)	27,502	1,336,047
		55,285,214
Security	Shares	Value
Commercial Services & Supplies — 0.2%
Copart, Inc.(a)	10,553	$ 413,150
Republic Services, Inc.	35,109	7,440,650
		7,853,800
Communications Equipment — 1.7%
Cisco Systems, Inc.	688,992	53,073,054
Motorola Solutions, Inc.	16,655	6,384,194
		59,457,248
Construction Materials — 0.4%
CRH PLC	117,399	14,651,395
Consumer Finance — 1.4%
American Express Co.	62,830	23,243,959
Capital One Financial Corp.	108,809	26,370,949
		49,614,908
Consumer Staples Distribution & Retail — 2.3%
Target Corp.	78,496	7,672,984
Walmart, Inc.	677,875	75,522,054
		83,195,038
Diversified Telecommunication Services — 1.7%
AT&T Inc.	1,196,371	29,717,856
Verizon Communications, Inc.	731,100	29,777,703
		59,495,559
Electric Utilities — 2.6%
American Electric Power Co., Inc.	92,610	10,678,859
Constellation Energy Corp.	54,218	19,153,593
Duke Energy Corp.	134,669	15,784,554
NextEra Energy, Inc.	361,130	28,991,516
Southern Co. (The)	190,741	16,632,615
		91,241,137
Electrical Equipment — 1.0%
Eaton Corp. PLC	67,838	21,607,081
Emerson Electric Co.	97,564	12,948,694
		34,555,775
Energy Equipment & Services — 0.3%
SLB Ltd.	239,114	9,177,195
Entertainment — 1.0%
Walt Disney Co. (The)	313,483	35,664,961
Financial Services — 5.0%
Apollo Global Management, Inc.	21,734	3,146,214
Berkshire Hathaway, Inc., Class B(a)	319,275	160,483,579
Fiserv, Inc.(a)	67,055	4,504,084
PayPal Holdings, Inc.	162,171	9,467,543
		177,601,420
Food Products — 0.3%
Mondelez International, Inc., Class A	224,271	12,072,508
Ground Transportation — 1.3%
CSX Corp.	324,938	11,779,002
Norfolk Southern Corp.	39,093	11,286,931
Union Pacific Corp.	95,353	22,057,056
		45,122,989
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	299,743	37,554,800
Becton Dickinson & Co.	49,514	9,609,182
Boston Scientific Corp.(a)	211,468	20,163,474
Edwards Lifesciences Corp.(a)	99,627	8,493,202

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Medtronic PLC	221,988	$ 21,324,167
Stryker Corp.	44,259	15,555,711
		112,700,536
Health Care Providers & Services — 3.0%
Cigna Group (The)	41,979	11,553,880
CVS Health Corp.	216,804	17,205,566
Elevance Health, Inc.	38,505	13,497,928
HCA Healthcare, Inc.	22,121	10,327,410
McKesson Corp.	1,655	1,357,580
UnitedHealth Group, Inc.	157,521	51,999,257
		105,941,621
Health Care REITs — 0.6%
Welltower, Inc.	119,028	22,092,787
Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	347	1,858,300
Marriott International, Inc., Class A	9,039	2,804,259
McDonald’s Corp.	116,746	35,681,080
Starbucks Corp.	170,845	14,386,857
		54,730,496
Household Products — 1.9%
Colgate-Palmolive Co.	72,991	5,767,749
Kimberly-Clark Corp.	36,642	3,696,811
Procter & Gamble Co. (The)	406,597	58,269,416
		67,733,976
Industrial Conglomerates — 1.0%
3M Co.	77,457	12,400,866
Honeywell International, Inc.	110,084	21,476,287
		33,877,153
Industrial REITs — 0.6%
Prologis, Inc.	160,568	20,498,111
Insurance — 2.9%
Aflac, Inc.	83,130	9,166,745
American International Group, Inc.	95,872	8,201,850
Aon PLC, Class A	2,823	996,180
Arthur J. Gallagher & Co.	41,224	10,668,359
Chubb Ltd.	63,268	19,747,208
Marsh & McLennan Cos., Inc.	75,304	13,970,398
MetLife, Inc.	96,735	7,636,261
Progressive Corp. (The)	96,350	21,940,822
Travelers Cos., Inc. (The)	38,529	11,175,722
		103,503,545
Interactive Media & Services — 7.0%
Alphabet, Inc., Class A	357,154	111,789,202
Alphabet, Inc., Class C, NVS	290,810	91,256,178
Meta Platforms, Inc., Class A	67,406	44,494,027
		247,539,407
IT Services — 2.2%
Accenture PLC, Class A	108,363	29,073,793
International Business Machines Corp.	161,058	47,706,990
		76,780,783
Life Sciences Tools & Services — 1.8%
Danaher Corp.	108,999	24,952,051
Thermo Fisher Scientific, Inc.	65,371	37,879,226
		62,831,277
Machinery — 2.7%
Caterpillar, Inc.	70,286	40,264,741
Deere & Co.	42,294	19,690,818
Illinois Tool Works, Inc.	33,738	8,309,669
Security	Shares	Value
Machinery (continued)
PACCAR, Inc.	89,212	$ 9,769,606
Parker-Hannifin Corp.	21,895	19,244,829
		97,279,663
Media — 0.5%
Comcast Corp., Class A	625,661	18,701,007
Metals & Mining — 0.9%
Freeport-McMoRan, Inc.	247,585	12,574,842
Newmont Corp.	190,179	18,989,373
Southern Copper Corp.	14,471	2,076,155
		33,640,370
Multi-Utilities — 0.5%
Dominion Energy, Inc.	147,734	8,655,735
Sempra	112,997	9,976,505
		18,632,240
Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	324,309	49,427,935
ConocoPhillips	216,490	20,265,629
EOG Resources, Inc.	94,600	9,933,946
Exxon Mobil Corp.	731,330	88,008,252
Williams Cos., Inc. (The)	199,641	12,000,420
		179,636,182
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	284,907	15,367,884
Johnson & Johnson	416,568	86,208,748
Merck & Co., Inc.	436,159	45,910,096
Pfizer, Inc.	983,405	24,486,784
Zoetis, Inc., Class A	15,615	1,964,679
		173,938,191
Professional Services — 0.0%
Automatic Data Processing, Inc.	5,185	1,333,738
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(a)	115,705	24,779,383
Analog Devices, Inc.	85,881	23,290,927
Applied Materials, Inc.	99,461	25,560,482
Intel Corp.(a)	763,829	28,185,290
Marvell Technology, Inc.	139,197	11,828,961
Micron Technology, Inc.	193,414	55,202,290
QUALCOMM, Inc.	144,256	24,674,989
Texas Instruments, Inc.	92,959	16,127,457
		209,649,779
Software — 1.6%
Roper Technologies, Inc.	18,584	8,272,296
Salesforce, Inc.	143,516	38,018,824
Strategy, Inc., Class A(a)(c)	43,792	6,654,194
Synopsys, Inc.(a)	8,483	3,984,635
		56,929,949
Specialized REITs — 0.5%
Equinix, Inc.	16,917	12,961,129
Public Storage	23,695	6,148,852
		19,109,981
Specialty Retail — 1.7%
AutoZone, Inc.(a)	2,438	8,268,477
Home Depot, Inc. (The)	41,003	14,109,132
Lowe’s Cos., Inc.	97,019	23,397,102
O’Reilly Automotive, Inc.(a)	12,015	1,095,888
TJX Cos., Inc. (The)	96,812	14,871,292
		61,741,891

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.2%
Dell Technologies, Inc., Class C	47,594	$ 5,991,133
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	200,285	12,760,157
Tobacco — 1.7%
Altria Group, Inc.	292,006	16,837,066
Philip Morris International, Inc.	269,697	43,259,399
		60,096,465
Wireless Telecommunication Services — 0.5%
T-Mobile U.S., Inc.	83,413	16,936,176
Total Long-Term Investments — 99.8% (Cost: $3,154,695,033)		3,531,546,086
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.89%(b)(d)(e)	6,130,242	6,133,307
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.72%(b)(d)	5,282,057	5,282,057
Total Short-Term Securities — 0.3% (Cost: $11,415,364)		11,415,364
Total Investments — 100.1% (Cost: $3,166,110,397)		3,542,961,450
Liabilities in Excess of Other Assets — (0.1)%		(3,348,094)
Net Assets — 100.0%		$ 3,539,613,356

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/25	Shares Held at 12/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 148,126	$ 5,983,635 (a)	$ —	$ 1,546	$ —	$ 6,133,307	6,130,242	$ 9,305 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,002,035	280,022 (a)	—	—	—	5,282,057	5,282,057	138,614	—
BlackRock, Inc.	26,269,552	7,324,985	(7,706,136)	1,189,475	1,187,663	28,265,539	26,408	359,089	—
				$ 1,191,021	$ 1,187,663	$ 39,680,903		$ 507,008	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
December 31, 2025
iShares® Russell Top 200 Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 1000 Value E-Mini Index	70	03/20/26	$ 7,285	$ (63,797)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,531,546,086	$ —	$ —	$ 3,531,546,086
Short-Term Securities
Money Market Funds	11,415,364	—	—	11,415,364
	$ 3,542,961,450	$ —	$ —	$ 3,542,961,450
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (63,797)	$ —	$ —	$ (63,797)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust